Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Impairments of goodwill		$ 0	$ 0	$ 0
Net transaction gains (losses)		(3,000,000)	(11,000,000)	$ (3,800,000)
Debt liability	[1]	1,323,600,000	$ 1,499,400,000
ASU 2015-17, Balance Sheet Classification of Deferred Taxes | Restatement Adjustment
Significant Accounting Policies [Line Items]
Current deferred tax assets		(70,000,000)
Non-current deferred tax assets		70,000,000
Current deferred tax liabilities		(20,000,000)
Non-current deferred tax liabilities		$ 20,000,000
ASU 2015-03 - Simplifying the Presentation of Debt Issuance Costs | Restatement Adjustment
Significant Accounting Policies [Line Items]
Debt issuance cost asset					$ (1,700,000)
Debt liability					$ 1,700,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right		50.00%
Percentage of investments in affiliated companies		20.00%
Other intangible assets, useful lives		3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies		50.00%
Other intangible assets, useful lives		25 years

[1]	Debt as reported in balance sheet.